Financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial instruments classification
Total current financial assets	$ 15,930	$ 19,580
Total noncurrent financial assets	1,363	3,052
Total of financial assets	17,293	22,632
Total current financial liabilities	6,641	7,629
Total noncurrent financial liabilities	18,568	21,868
Total of financial liabilities	25,209	29,497
Amortized cost
Financial instruments classification
Total current financial liabilities	6,398	7,301
Total noncurrent financial liabilities	14,015	16,889
Total of financial liabilities	20,413	24,190
At fair value through net income
Financial instruments classification
Total current financial liabilities	243	328
Total noncurrent financial liabilities	4,553	4,979
Total of financial liabilities	4,796	5,307
Amortized cost
Financial instruments classification
Total current financial assets	12,424	18,181
Total noncurrent financial assets	1,337	2,229
Total of financial assets	13,761	20,410
At fair value through OCI
Financial instruments classification
Total noncurrent financial assets	6	757
Total of financial assets	6	757
At fair value through profit or loss
Financial instruments classification
Total current financial assets	3,506	1,399
Total noncurrent financial assets	20	66
Total of financial assets	3,526	1,465
Cash and cash equivalents
Financial instruments classification
Total current financial assets	11,721	13,487
Total of financial assets	11,721	13,487
Cash and cash equivalents | Amortized cost
Financial instruments classification
Total current financial assets	11,721	13,487
Short-term investments
Financial instruments classification
Total current financial assets	184	771
Total of financial assets	184	771
Short-term investments | At fair value through profit or loss
Financial instruments classification
Total current financial assets	184	771
Accounts receivable
Financial instruments classification
Total current financial assets	3,914	4,993
Accounts receivable | Amortized cost
Financial instruments classification
Total current financial assets	703	4,499
Accounts receivable | At fair value through profit or loss
Financial instruments classification
Total current financial assets	3,211	494
Related Parties Current [Member]
Financial instruments classification
Total current financial assets		195
Related Parties Current [Member] | Amortized cost
Financial instruments classification
Total current financial assets		195
Judicial deposits
Financial instruments classification
Total noncurrent financial assets	1,220	1,268
Total of financial assets	1,220	1,268
Derivative financial instruments
Financial instruments classification
Total current financial assets	111	134
Total noncurrent financial assets	20	66
Total of financial assets	131	200
Total current financial liabilities	243	328
Derivative financial instruments | At fair value through net income
Financial instruments classification
Total current financial liabilities	243	328
Derivative financial instruments | At fair value through profit or loss
Financial instruments classification
Total current financial assets	111	134
Total noncurrent financial assets	20	66
Restricted cash
Financial instruments classification
Total noncurrent financial assets	117	38
Total of financial assets	117	38
Dividends payable
Financial instruments classification
Total current financial liabilities		1,220
Investments in equity securities
Financial instruments classification
Total noncurrent financial assets	6	757
Total of financial assets	6	757
Investments in equity securities | At fair value through OCI
Financial instruments classification
Total noncurrent financial assets	6	757
Related parties
Financial instruments classification
Total noncurrent financial assets		923
Total of financial assets		1,118
Related parties | Amortized cost
Financial instruments classification
Total noncurrent financial assets		923
Suppliers and contractors
Financial instruments classification
Total current financial liabilities	3,475	3,367
Suppliers and contractors | Amortized cost
Financial instruments classification
Total current financial liabilities	3,475	3,367
Derivative financial instruments
Financial instruments classification
Total noncurrent financial liabilities	592	689
Liabilities related to the concession grant
Financial instruments classification
Total current financial liabilities	760	209
Total noncurrent financial liabilities	1,437	2,103
Liabilities related to the concession grant | Amortized cost
Financial instruments classification
Total noncurrent financial liabilities	1,437	2,103
Loans and borrowings
Financial instruments classification
Total current financial liabilities	1,204	1,136
Loans and borrowings | Amortized cost
Financial instruments classification
Total current financial liabilities	1,204	1,136
Related Parties Current [Member]
Financial instruments classification
Total current financial liabilities		490
Loans and borrowings
Financial instruments classification
Total noncurrent financial liabilities	12,578	13,891
Loans and borrowings | Amortized cost
Financial instruments classification
Total noncurrent financial liabilities	12,578	13,891
Related parties
Financial instruments classification
Total noncurrent financial liabilities		895
Related parties | Amortized cost
Financial instruments classification
Total noncurrent financial liabilities		895
Other financial liabilities
Financial instruments classification
Total current financial liabilities	393	235
Other financial liabilities | Amortized cost
Financial instruments classification
Total current financial liabilities	393	235
Participative stockholders' debentures
Financial instruments classification
Total noncurrent financial liabilities	3,419	3,413
Participative stockholders' debentures | At fair value through net income
Financial instruments classification
Total noncurrent financial liabilities	3,419	3,413
Financial guarantees
Financial instruments classification
Total noncurrent financial liabilities	542	877
Financial guarantees | At fair value through net income
Financial instruments classification
Total noncurrent financial liabilities	542	877
Contract Liability
Financial instruments classification
Total current financial liabilities	$ 566	$ 644